Convertible Debt At Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Debt At Fair Value [Abstract]
Difference Between Fair Value And Unpaid Principal Balance Of Note

	Fair value as of December 31, 2016	Unpaid principal balance as of December 31, 2016	Fair value carrying amount over/(under) unpaid principal
6.25% Convertible Debt	$1,315	$1,012	$303